Annual Total Returns	Sep. 28, 2020
CRA Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | CRA Shares
Document Information [Line Items]
2010	4.56%
2011	6.90%
2012	3.80%
2013	(3.61%)
2014	4.72%
2015	1.55%
2016	0.62%
2017	2.17%
2018	0.10%
2019	5.43%
CRA Retail Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Retail Shares
Document Information [Line Items]
2010	4.78%
2011	6.92%
2012	3.92%
2013	(3.52%)
2014	4.83%
2015	1.66%
2016	0.73%
2017	2.27%
2018	0.30%
2019	5.44%
CRA Institutional Shares Prospectus | COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND | Institutional Shares
Document Information [Line Items]
2010	5.03%
2011	7.38%
2012	4.27%
2013	(3.18%)
2014	5.19%
2015	2.01%
2016	0.98%
2017	2.73%
2018	0.56%
2019	5.91%
CCM Prospectus | CCM Alternative Income Fund | Institutional Shares
Document Information [Line Items]
2014	4.53%
2015	(1.47%)
2016	2.47%
2017	5.01%
2018	(0.32%)
2019	8.85%